Related Parties - Schedule of Balances are Held with or by Related Parties (Details) - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Prepaid expenses and other receivables		$ 1,417
Total		1,417
Liabilities:
Accounts payable and accrued expenses	136	242
INX Token liability	67	2,423
INX Token warrant liability		464
Total	$ 203	$ 3,129